DEAN WITTER NEW YORK TAX-FREE INCOME FUND
                     TWO WORLD TRADE CENTER
                    NEW YORK, NEW YORK 10048
                         (212) 392-1600





                                   April 6, 1998


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:  Dean Witter New York Tax-Free Income Fund
     File 2-95664
     Rule 497(j) Filing

Dear Sir/Madam:

      On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that Would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on April 2, 1998.


                                   Very truly yours,
                               /s/ Ruth Rossi
                                   Ruth Rossi
                                   Assistant Secretary



cc: Barry Fink
    Randolph Koch


rc:\nytf\497j.98